SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Corrected Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) (Details) - USD ($)
$ in Thousands
	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	$ 2,417	$ 15,107	$ (14,438)	$ (18,543)	$ (3,705)	$ 13,104	$ (14,438)	$ 13,104	$ (8,210)	$ (14,438)	$ 13,104	$ (14,438)	$ 13,104
Balance, beginning (in shares)	4,512,595	4,501,256	3,623,591	3,462,024	3,452,567		3,623,591		4,530,113	3,623,591		3,623,591
Issuance of common stock for exercise of stock options (in shares)									0			1,287
Issuance of common stock for exercise of stock options			$ 14							$ 14		$ 21
Issuance of common stock under Employee Stock Purchase Plan		$ 63			$ 69		$ 63	69	$ 55	63	69	122	140
Stock-based compensation	$ 796	795	640	$ 842	852	1,165			2,249	2,231		3,061	3,532
Net loss	(9,107)	(13,624)	3,013	14,246	(15,759)	(18,474)	(10,611)	(34,233)	(117,520)	(19,718)	(19,987)	(22,931)	(33,584)
Balance, ending	$ (5,894)	$ 2,417	$ 15,107	$ (2,247)	$ (18,543)	$ (3,705)	$ 2,417	$ (18,543)	$ 115,630	$ (5,894)	$ (2,247)	$ (8,210)	$ (14,438)
Balance, ending (in shares)	4,520,814	4,512,595	4,501,256	3,559,141	3,462,024	3,452,567	4,512,595	3,462,024	7,046,633	4,520,814	3,559,141	4,530,113	3,623,591
Series X Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning (in shares)	2,104,472	2,104,472	1,818,472	1,818,472	1,818,472		1,818,472		2,104,472	1,818,472		1,818,472
Balance, ending (in shares)	2,104,472	2,104,472	2,104,472	1,818,472	1,818,472	1,818,472	2,104,472	1,818,472	2,104,472	2,104,472	1,818,472	2,104,472	1,818,472
Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of stock, net of issuance costs			$ 17,256							$ 17,256		$ 17,256
Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of stock, net of issuance costs			8,622	$ 1,208		$ 500				8,698		8,699	$ 2,370
Net loss		$ 76
Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	$ 431,527	430,593	404,061	400,605	$ 399,684	398,019	$ 404,061	$ 398,019	$ 433,220	404,061	$ 398,019	404,061	398,019
Issuance of common stock for exercise of stock options			14							14		21
Issuance of common stock under Employee Stock Purchase Plan		63			69				55	63		122	140
Stock-based compensation	796	795	640	842	852	1,165			2,249	2,231		3,061	3,532
Balance, ending	432,323	431,527	430,593	402,655	400,605	399,684	431,527	400,605	674,580	432,323	402,655	433,220	404,061
Additional Paid-In Capital | Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of stock, net of issuance costs			17,256							17,256		17,256
Additional Paid-In Capital | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of stock, net of issuance costs		76	8,622	1,208		500				8,698		8,699	2,370
Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	(429,111)	(415,487)	(418,500)	(419,149)	(403,390)	(384,916)	(418,500)	(384,916)	(441,431)	(418,500)	(384,916)	(418,500)	(384,916)
Net loss	(9,107)	(13,624)	3,013	14,246	(15,759)	(18,474)			(117,520)	(19,718)		(22,931)	(33,584)
Balance, ending	$ (438,218)	$ (429,111)	$ (415,487)	$ (404,903)	$ (419,149)	$ (403,390)	$ (429,111)	$ (419,149)	$ (558,951)	$ (438,218)	$ (404,903)	$ (441,431)	$ (418,500)
Preferred Stock | Series X Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning (in shares)	2,104,472	2,104,472	1,818,472	1,818,472	1,818,472	1,818,472	1,818,472	1,818,472	2,104,472	1,818,472	1,818,472	1,818,472	1,818,472
Balance, beginning	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, ending (in shares)	2,104,472	2,104,472	2,104,472	1,818,472	1,818,472	1,818,472	2,104,472	1,818,472	2,104,472	2,104,472	1,818,472	2,104,472	1,818,472
Balance, ending	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Preferred Stock | Underwritten Public Offering | Series X Convertible Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of stock, net of issuance costs (in shares)			286,000							286,000		286,000
Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Balance, beginning	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Balance, beginning (in shares)	4,512,595	4,501,256	3,623,591	3,462,024	3,452,567	3,393,320	3,623,591	3,393,320	4,530,113	3,623,591	3,393,320	3,623,591	3,393,320
Issuance of common stock for exercise of stock options (in shares)			812							812		1,287
Issuance of common stock for restricted share units vested (in shares)	8,219	232	14,617	13,920	252	27,039			40,220	23,068		24,487	41,380
Issuance of common stock under Employee Stock Purchase Plan (in shares)		8,060			9,205				7,050	8,060		15,465	18,168
Balance, ending	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Balance, ending (in shares)	4,520,814	4,512,595	4,501,256	3,559,141	3,462,024	3,452,567	4,512,595	3,462,024	7,046,633	4,520,814	3,559,141	4,530,113	3,623,591
Common Stock | Underwritten Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of stock, net of issuance costs (in shares)			554,300							554,300		554,300
Common Stock | Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of stock, net of issuance costs (in shares)		3,047	307,936	83,197		32,208				310,983		310,983	170,723